LEASE OBLIGATIONS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Lease, Liability, Total	€ 899	€ 1,044
Finance Lease, Interest Expense	€ 33	€ 29
Finance Lease, Weighted Average Remaining Lease Term (Year)	2 years 4 months 17 days	3 years 2 months 12 days
Finance Lease, Weighted Average Discount Rate, Percent	3.06%	2.44%
Operating Lease, Weighted Average Remaining Lease Term (Year)	2 years 9 months 18 days	3 years 6 months 3 days
Operating Lease, Weighted Average Discount Rate, Percent	1.45%	1.56%
Operating Lease, Expense	€ 941	€ 828	€ 1,002
Medical Devices [Member]
Finance Lease, Liability, Total	223
Vehicles and Other IT Equipment [Member]
Finance Lease, Liability, Total	€ 676